Financial risk management and fair value estimates (Details Narrative)	12 Months Ended
	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2016 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	$ 5,534,000,000	$ 3,648,000,000	$ 14,086,000,000
Total sales amounted	38,986,000,000	30,746,000,000	$ 15,622,000,000
Other Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total value of Group's investments in shares and derivative financial instrument	391,000,000	300,000,000
IL | 1% increase In Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	721,000,000	427,000,000
IL | 1% decrease In Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	706,000,000	427,000,000
Operation Center In Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	31,000,000	24,000,000
Operation Center In Argentina [Member] | 10% Appreciation of Us Dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	1,369,000,000	1,157,000,000
Operation Center In Argentina [Member] | Other Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	31,000,000	24,000,000
Operation Center In Israel [Member] | 10% Appreciation of Us Dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	718,000,000	(438,000,000)
Derivative financial liabilities	(7,180,000,000)	(4,376,000,000)
Operation Center In Israel [Member] | 1% Increase Floating interest rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	68,000,000	21,000,000
Operation Center In Israel [Member] | Other Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	1,225,000,000	856,000,000
Agricultural Business [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	28,000,000	93,000,000
Agricultural Business [Member] | 10% Appreciation of Us Dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	946,000,000	499,000,000
Agricultural Business [Member] | Credit Risk Management [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total sales amounted	755,000,000	336,000,000
Agricultural Business [Member] | Credit Risk Management [Member] | Brenco Companhia Brasileira de Energia Renovable (ETH) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total sales amounted	455,000,000	198,000,000
Agricultural Business [Member] | Credit Risk Management [Member] | Agroserra [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total sales amounted	310,000,000	138,000,000
Agricultural Business [Member] | Floating interest rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	18,450,000	6,940,000
Urban Properties And Investments Business [Member] | Floating interest rate [Member] | Operation Center In Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Profit loss before tax	$ 15,100,000	$ 6,600,000
Urban Properties And Investments Business [Member] | Fixed Interest Rate [Member] | Operation Center In Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate	96.10%	96.60%		96.10%	96.60%
Futures Contract [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial liabilities	$ 45,000,000	$ 9,000,000
Futures Contract [Member] | Operation Center In Argentina [Member] | USD
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial liabilities				$ 47,300,000	$ 12,900,000